FINANCIAL RISK MANAGEMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt in breach of asset-level financial covenants		$ 31,000,000
Credit facility, maximum borrowing capacity	$ 528,000,000
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,058,000,000	6,867,000,000
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% change in value of investments on equity	81,000,000
Impact of 10 percent change in value of investments on profit loss	79,000,000
Marketable securities | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	809,000,000	1,007,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	2,200,000,000	2,100,000,000
Non-recourse borrowings		96,000,000
Letter of credit outstanding amount	8,000,000	12,000,000
Credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	1,000,000,000	1,000,000,000
Non-recourse borrowings	$ 0	$ 0